Related Party Balances and Transactions - Schedule of Significant Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Services provided to related parties	¥ 13,425	¥ 4,408	¥ 0
Purchase of services from related parties	40,314	35,561	14,753
Prepayment of share subscription to related parties	38,091	0
L.P. Technology Holdings Limited
Related Party Transaction [Line Items]
Services provided to related parties	13,425	4,408
Funds provided to related parties	51,607	45,914
Funds repaid by related parties	(37,534)
Prepayment of share subscription to related parties	38,091
Prepayment of share subscription to related parties	38,091
Ji'an Aoxinlian
Related Party Transaction [Line Items]
Purchase of services from related parties	¥ 40,314	¥ 35,561	¥ 14,753